Leases (Details) - Schedule of Amounts Recognized in Net Loss $ in Millions		12 Months Ended
		Sep. 30, 2024 CAD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)
Schedule Of Amounts Recognized In Net Loss Abstract
Depreciation expense of right-of-use assets	[1]		$ 515,558		$ 581,936	$ 610,941
Interest expense on lease liabilities	[2]		300,424		401,229	551,291
Expense relating to short-term leases						16,649
Expense relating to leases of low-value assets						37,477
Variable lease payments						2,805
Gain on foreign exchange		$ (66,894)	66,894	$ 213,333	(213,333)	(55,852)
Total amounts recognized in net loss			$ 882,876		$ 769,832	$ 1,163,311

[1]	Depreciation of right-of-use assets of $37,098, $48,542 and $50,071 is included in Net income (loss) and comprehensive income (loss) from discontinued operations for the years ended September 30, 2024, 2023 and 2022 respectively.
[2]	Interest expense on lease liabilities includes for the year ended September 31, 2022, includes $33,116 of interest expense which is presented in the Net income (loss) and comprehensive income (loss) from discontinued operations.